Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses as of June 30, 2025 and December 31, 2024 consisted of:

	June 30, 2025	December 31, 2024
	(Unaudited)
Research and development expenses payable	$728,793	$778,205
Professional fees payable	109,300	127,031
Others	12,657	13,375
	$850,750	$918,611